Intangible assets	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
A breakdown of software cost, accumulated amortization, additions, sales and disposals of intangible assets is as follows:

Costs:
Balance as of January 1, 2021	15,711
Additions	353
Disposals	(6,278)
Balance as of December 31, 2021	9,786
Additions	1,070
Balance as of December 31, 2022	10,856
Additions	1,335
Disposals	(150)
Balance as of December 31, 2023	12,041

Accumulated amortization:
Balance as of January 1, 2021	13,727
Amortization	742
Disposals	(6,278)
Balance as of December 31, 2021	8,191
Amortization	561
Balance as of December 31, 2022	8,752
Amortization	814
Disposals	(130)
Balance as of December 31, 2023	9,436

Carrying amounts as of:
December 31, 2023	2,605
December 31, 2022	2,104
December 31, 2021	1,595
Expenses related to the amortization of intangible assets are presented as part of amortization of intangible assets in the consolidated statement of profit or loss.